Concentration and risk (Details 1) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc. [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)	42.70%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)	38.30%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk		19.00%	23.40%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk			43.50%
Customer I [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)	19.00%	15.30%
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	29.70%	(0.00%)
Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	19.50%	(0.00%)
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.50%	(0.00%)